CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Marketable securities, amortization	$ 375,829	$ 384,320
Accounts receivable, allowance for doubtful accounts	1,538	836
Accounts receivable net of allowance for credit losses	$ 716	$ 482
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, issued shares	85,957,465	84,519,994
Ordinary shares, outstanding shares	83,982,462	82,544,991
Treasury shares, ordinary shares	1,975,003	1,975,003